Filed pursuant to Rule 497(a)

File No. 333-203147

Rule 482ad

Investor Presentation First Quarter – 2016 Main Street Capital Corporation NYSE: MAIN mainstcapital.com

Disclaimers Main Street Capital Corporation (MAIN) cautions that statements in this presentation that are forward-looking, and provide other than historical information, involve risks and uncertainties that may impact our future results of operations. The forward-looking statements in this presentation are based on current conditions as of May 6, 2016 and include statements regarding our goals, beliefs, strategies and future operating results and cash flows, including but not limited to the equivalent annual yield represented by our dividends declared, the tax attributes of our dividends and the amount of leverage available to us. Although our management believes that the expectations reflected in any forward-looking statements are reasonable, we can give no assurance that those expectations will prove to have been correct. Those statements are made based on various underlying assumptions and are subject to numerous uncertainties and risks, including, without limitation: our continued effectiveness in raising, investing and managing capital; adverse changes in the economy generally or in the industries in which our portfolio companies operate; changes in laws and regulations that may adversely impact our operations or the operations of one or more of our portfolio companies; the operating and financial performance of our portfolio companies; retention of key investment personnel; competitive factors; and such other factors described under the captions “Cautionary Statement Concerning Forward Looking Statements” and “Risk Factors” included in our filings with the Securities and Exchange Commission (www.sec.gov). We undertake no obligation to update the information contained herein to reflect subsequently occurring events or circumstances, except as required by applicable securities laws and regulations. This presentation is neither an offer to sell nor a solicitation of an offer to buy MAIN’s securities. An offering is made only by an applicable prospectus. This presentation must be read in conjunction with a prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of such a prospectus must be made available to you in connection with any offering. The summary descriptions and other information included herein are intended only for informational purposes and convenient reference. The information contained herein is not intended to provide, and should not be relied upon for, accounting, legal or tax advice or investment recommendations. Before making an investment decision with respect to MAIN, investors are advised to carefully review an applicable prospectus to review the risk factors described therein, and to consult with their tax, financial, investment and legal advisors. These materials do not purport to be complete, and are qualified in their entirety by reference to the more detailed disclosures contained in an applicable prospectus and MAIN’s related documentation. No representation or warranty, express or implied, is made as to the accuracy or completeness of the information contained herein, and nothing shall be relied upon as a promise or representation as to the future performance of MAIN. Distributable net investment income is net investment income, as determined in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, excluding the impact of share-based compensation expense which is non-cash in nature. MAIN believes presenting distributable net investment income and the related per share amount is useful and appropriate supplemental disclosure of information for analyzing its financial performance since share-based compensation does not require settlement in cash. However, distributable net investment income is a non-U.S. GAAP measure and should not be considered as a replacement for net investment income and other earnings measures presented in accordance with U.S. GAAP. Instead, distributable net investment income should be reviewed only in connection with such U.S. GAAP measures in analyzing MAIN’s financial performance.

Main Street Capital Corporation Investor Presentation Corporate Overview 1st Quarter – 2016

MAIN is a Principal Investor in Private Debt and Equity Internally-managed Business Development Company (BDC) IPO in 2007 Greater than $3 billion in capital under management Greater than $2 billion internally at MAIN Greater than $1 billion as a sub-advisor to a third party Invests in the under-served Lower Middle Market (LMM) Generally companies with revenue between $10 million - $150 million; EBITDA between $3 million - $20 million Invests in interest-bearing debt investments in Middle Market companies Generally issuances of secured and/or rated debt securities Generally larger companies than LMM investment strategy Growing asset management advisory services Significant management ownership / investment in MAIN Headquartered in Houston, Texas Hybrid debt and equity investment strategy, internally managed operating structure and focus on Lower Middle Market differentiates MAIN from other investment firms

MAIN is a Principal Investor in Private Debt and Equity Long-term focus on delivering our shareholders sustainable growth in net asset value and recurring dividends per share Consistent cash dividend yield – dividends paid monthly MAIN has never decreased its monthly dividend rate Began paying periodic supplemental dividends in January 2013 and moved to semi-annual supplemental dividends in July 2013 Owns two Small Business Investment Company (SBIC) Funds Main Street Mezzanine Fund (2002 vintage) and Main Street Capital II (2006 vintage) Provides access to 10-year, low cost, fixed rate government-backed leverage Strong capitalization and liquidity position – stable, long-term debt and significant available liquidity to take advantage of opportunities Favorable opportunities in capital markets through investment grade rating of BBB from Standard & Poor’s Rating Services Recent receipt of “green light” or “go forth” letter from U.S. Small Business Administration (SBA) inviting MAIN to continue application process for third SBIC with potential access to increased SBIC debentures MAIN’s unique investment strategy, efficient operating structure and conservative capitalization are designed to provide sustainable, long-term growth in recurring monthly dividends, as well as long-term capital appreciation, to our shareholders

MAIN is a Principal Investor in Private Debt and Equity Equity investments in LMM portfolio provide both the opportunity to grow net asset value (NAV) and generate realized gains to support dividend growth NAV growth of $8.33 per share (or 65%) since 2007 Cumulative net realized gains from portfolio investments of $32.6 million since Initial Public Offering Approximately $3.27 per share in cumulative, pre-tax net unrealized appreciation at March 31, 2016 Realized gains provide taxable income in excess of net investment income and fund supplemental dividends Internally managed operating structure provides significant operating leverage Favorable ratio of total operating expenses, excluding interest expense, to average total assets of approximately 1.4%(1) Greater portion of gross portfolio returns are delivered to our shareholders Significant positive impact to Net Investment Income Alignment of interests between MAIN management and our shareholders Focus on LMM equity investments and efficient operating structure differentiates MAIN and provides opportunity for significant total returns for our shareholders Based upon the trailing twelve month period ended March 31, 2016

MAIN Strategy Produces Differentiated Returns Three Pronged Value Proposition – Three Ways to Win are Better Than One Sustain and Grow Regular Monthly Dividends 64% increase from $0.33 per share in Q4 2007 to declared dividend of $0.54 per share in Q3 2016 Efficient operating structure provides operating leverage to grow distributable net investment income as investment portfolio and total investment income grow Never decreased regular monthly dividend (including through 2008/2009 recession) or paid a return of capital distribution Paid or declared $15.60 per share in regular monthly dividends since October 2007 IPO Most of MAIN’s peers generate virtually all of their total return through regular dividends Multi-faceted investment strategy supports growth over various cycles and markets Supplement Regular Monthly Dividends with Semi-Annual Supplemental Dividends Paid or declared $2.18 per share in supplemental dividends since 2012, resulting in total dividends paid or declared of $17.78 since October 2007 IPO at $15.00 per share Transitioned to semi-annual supplemental dividend interval vs. annual interval in 2013 Primarily the product of realized gains on LMM equity investment component of strategy (analogous to PIK income on debt investments from cash flow perspective, but more tax efficient and without a cap on upside) Meaningfully Grow Net Asset Value (“NAV”) Per Share $12.85 at December 31, 2007 to $21.18 at March 31, 2016 – 65% growth; CAGR of 6.2% Primarily generated through retained earnings(1) (~25%) and accretive offerings (~75%) Represents incremental economic return to investors beyond dividends MAIN’s debt-focused peers (which comprises most BDCs) cannot generate NAV per share growth through the cycles Unrealized appreciation is good proxy for future dividend growth without need for additional capital through growing portfolio dividend income and harvested realized gains from equity investments Ability to grow NAV per share provides opportunity for MAIN stock share price appreciation and additional shareholder returns Retained earnings includes cumulative net investment income, net realized gains and net unrealized appreciation, net of cumulative dividends

Historical Dividend and Net Asset Value (“NAV”) Per Share Growth MAIN’s unique focus on equity investments in the Lower Middle Market provides the opportunity for significant NAV per share growth MAIN’s efficient operating structure provides significant operating leverage and greater dividends and overall returns for our shareholders MAIN’s dividends have been covered by DNII and net realized gains – MAIN has never paid a return of capital distribution Includes recurring monthly and supplemental dividends paid and declared as of May 5, 2016. Return on equity on trailing twelve month basis averaging approximately 15% from 2010 through the first quarter of 2016 2007

Milestones 2007 / 2008 2009 2010 2011 2012 2013 2014 2015 2016(1) Significant Events IPO $64.5 NASDAQ Listing (Oct 2007) MAIN SBIC Debt Capacity Increased to $225.0 (Feb) Exchange Offer for 88% Ownership of Main Street Capital II (MSC II) (2nd SBIC License) (Jan) NYSE Listing (Oct) SBIC of the Year Award (May) Purchase of Remaining Equity In MSC II (Mar) Supplemental Dividends: $0.35/share (Jan) $0.20/share (Jul) $0.25/share (Dec) S&P Investment Grade (IG) rating of BBB (Sep) Supplemental Dividends: $0.275/share (Jun) $0.275/share (Dec) Supplemental Dividends: $0.275/share (Jun) $0.275/share (Dec) Supplemental Dividends: $0.275/share (Jun) Received “green light” letter from SBA to apply for third SBIC license Senior Credit Facility $30.0 (Oct 2008) $85.0 (Sep) $100.0 (Jan) $155.0 (Jun) $210.0 (Nov) $235.0 (Dec) $277.5 (May) $287.5 (Jul) Extension to 5-year maturity (Nov) $372.5 (May) $445.0 (Sep) Revolving for full 5-year period (Sep) $502.5 (Jun) $522.5 (Sep) $572.5 (Dec) $597.5 (Apr) $555.0 (Nov) Debt Offerings $92.0 6.125% 10-Year Notes (Apr) $175.0 4.5% 5-Year IG Notes (Nov) Equity Offerings IPO $64.5 (Oct 2007) $17.4 (May) $42.4 (Jan) $48.3 (Aug) $73.9 (Mar) $60.4 (Oct) $97.0 (Jun) $80.5 (Dec) $136.9 (Aug) $144.9 (Apr) $136.1 (Mar) Total Value of Investment Portfolio and Number of Companies(2) 2007 $105.7 27 Companies 2008 $127.0 31 Companies $159.2 41 Companies $408.0 77 Companies $658.1 114 Companies $924.4 147 Companies $1,286.2 176 Companies $1,563.3 190 Companies $1,800.0 208 Companies $1,818.1 209 Companies MAIN Historical Highlights ($ in millions, except per shares amounts) Through May 5, 2016, unless otherwise noted Through March 31, 2016

Lower Middle Market (LMM) Investment Strategy Investment Objectives High cash yield from secured debt investments (10.6% weighted average cash coupon as of March 31, 2016); plus Dividend income and periodic capital gains from equity investments Investments are structured for (i) protection of capital, (ii) high recurring income and (iii) meaningful capital gain opportunity Focus on self-sponsored, “one stop” financing opportunities Partner with business owners and entrepreneurs Recapitalization, buyout, growth and acquisition capital Extensive network of grass roots referral sources Strong and growing “Main Street” brand recognition / reputation Provide customized financing solutions Investments have low correlation to the broader debt and equity markets and attractive risk-adjusted returns LMM investment strategy differentiates MAIN from its competitors and provides attractive risk-adjusted returns

LMM Investment Opportunity Large and critical portion of U.S. economy 175,000+ domestic LMM businesses (1) LMM is under-served from a capital perspective and less competitive Inefficient asset class generates pricing inefficiencies Typical entry enterprise values between 4.5X – 6.5X EBITDA and typical entry leverage multiples between 2.0X – 3.5X EBITDA to MAIN debt investment Ability to become a partner vs. a “commoditized vendor of capital” MAIN targets LMM investments in established, profitable companies Characteristics of LMM provide beneficial risk-reward investment opportunities (1) Source: U.S. Small Business Administration, Office of Advocacy

Middle Market Debt Investment Strategy Investment Objective Generate cash yield from secured debt investments to support MAIN monthly dividend Generally investments in secured and/or rated debt securities 95% of current Middle Market portfolio is secured debt 87% of current Middle Market debt portfolio is first lien term debt Majority have a B or BB S&P rating Floating rate debt securities Investments in 84 companies Generally larger companies than the LMM investment strategy Current Middle Market portfolio companies have weighted average EBITDA of approximately $94.2 million(1) More relative liquidity than LMM investments 6% – 10% targeted gross yields Weighted average yield of 8.1% Net returns positively impacted by lower overhead requirements / use of modest leverage Opportunity for yields to be positively impacted by rising interest rates due to floating rate nature of investments (91% floating rate) MAIN maintains a portfolio of interest-bearing debt investments in Middle Market companies This calculation excludes four Middle Market portfolio companies as EBITDA is not a meaningful valuation metric for our investment in these portfolio companies

Private Loan Investment Portfolio Investment Objectives Access proprietary investments with attractive risk / reward characteristics Generate cash yield to support MAIN monthly dividend Investment Characteristics Primarily includes secured debt investments in companies that are consistent with the size of companies in our LMM and Middle Market portfolios Proprietary investments originated through strategic relationships with other investment funds on a collaborative basis Current Private Loan portfolio companies have weighted average EBITDA of approximately $13.7 million(1) Generally investments in secured debt securities 94% of current Private Loan portfolio is secured debt 87% of current Private Loan debt portfolio is first lien term debt Investments in 42 companies Weighted average yield of 9.6% Primarily floating rate debt investments (72% floating rate), providing opportunity for positive impact on yields if market interest rates increase MAIN’s Private Loan investments provide access to proprietary investments (1) This calculation excludes six Private Loan portfolio companies as EBITDA is not a meaningful valuation metric for our investments in these portfolio companies

Growing Asset Management Business In May 2012, MAIN(1) entered into an investment sub-advisory agreement with the investment advisor to HMS Income Fund, Inc., a non-publicly traded BDC MAIN(1) provides asset management services, including sourcing, diligence and post-investment monitoring MAIN(1) receives 50% of the investment advisor’s base management fee and incentive fees MAIN(1) base management fee – 1% of total assets MAIN(1) incentive fees – 10% of net investment income above a hurdle and 10% of net realized capital gains Benefits to MAIN No significant increases to MAIN’s operating costs (utilize existing infrastructure and leverage fixed costs) No invested capital – monetizing the value of MAIN franchise Impact on MAIN’s financial results $6.5 million contribution to net investment income for the year ended December 31, 2015(2) $1.9 million contribution to net investment income in the first quarter of 2016(2) $27.8 million of cumulative unrealized appreciation as of March 31, 2016 MAIN’s asset management business represents additional income diversification and the opportunity for greater shareholder returns MAIN’s internally managed operating structure provides shareholders the benefits of this asset management business Through MAIN’s wholly owned unconsolidated subsidiary, MSC Advisor I, LLC Contribution to Net Investment Income includes (a) dividend income received by MAIN from MSC Advisor I, LLC and (b) operating expenses allocated from MAIN to MSC Advisor I, LLC

MAIN Regulatory Framework Operates as Business Development Company Regulated by Securities and Exchange Commission - 1940 Act Publicly-traded, private investment company Regulated Investment Company (RIC) tax structure Eliminates corporate level income tax Efficient tax structure providing high yield to investors Passes through capital gains to investors Small Business Investment Company (SBIC) subsidiaries Regulated by U.S. Small Business Administration (SBA) Access to low cost, fixed rate, long-term leverage Total current leverage capacity of $225 million (fully drawn) Received “green light” or “go forth” letter from the SBA in March 2016 inviting MAIN to continue application process for third SBIC license Opportunity to access up to an additional $125 million in leverage capacity(1) MAIN is a previous SBIC of the Year Award recipient Highly regulated structure provides significant advantages and protections to our shareholders, including investment transparency, tax efficiency and beneficial leverage (1) Regulatory SBIC leverage limit was increased in December 2015 from $225 million to $350 million; additional capacity is subject to SBA licensing process and approval

MAIN Corporate Structure – Internally Managed “Internally managed” structure means no external management fees or expenses are paid, providing operating leverage to MAIN’s business. MAIN targets total operating and administrative costs at or less than 2% of assets. Main Street Capital Corporation (BDC/RIC) Assets: ~$1,448 million Line of Credit: $306 million ($555.0 million facility)(1) Notes: ~$266 million(2) Main Street Capital II, LP (2006 vintage SBIC) Assets: ~$212 million SBIC Debt: ~$75 million Main Street Mezzanine Fund, LP (2002 vintage SBIC) Assets: ~$241 million SBIC Debt: ~$150 million As of March 31, 2016, MAIN’s credit facility had $555.0 million in total commitments; MAIN’s credit facility includes an accordion feature which could increase total commitments up to $750.0 million $175.0 million of 4.50% Notes due December 2019 and $90.7 million of 6.125% Notes due April 2023

MAIN Co-Founders and Executive Management Team (1) Members of MAIN Executive Committee (2) Members of MAIN Investment Committee (3) Members of MAIN Credit Committee (4) Chief Credit Officer (5) Chief Investment Officer Co-founded MAIN and MAIN predecessor funds (1997) Co-founded Quanta Services (NYSE: PWR) Partner in charge of a Big 5 Accounting Firm’s Corporate Finance/Mergers and Acquisitions practice for the Southwest United States Co-founded MAIN; Joined Main Street group in 2002; affiliated with Main Street group since 1999 Director of acquisitions / integration with Quanta Services (NYSE: PWR) Manager with a Big 5 Accounting Firm’s audit and transaction services groups Co-founded MAIN; Joined Main Street group in 2000 Investment associate at Sterling City Capital Manager with a Big 5 Accounting Firm’s transaction services group Vince Foster; CPA & JD(1)(2)(3) Chairman and CEO Dwayne Hyzak; CPA(1)(2) President, COO and Senior Managing Director Curtis Hartman; CPA(1)(2)(3) Vice Chairman, CCO(4) and Senior Managing Director David Magdol(1)(2) Vice Chairman, CIO(5) and Senior Managing Director Co-founded MAIN; Joined Main Street group in 2002 Vice President in Lazard Freres Investment Banking Division Vice President of McMullen Group (John J. McMullen’s Family Office) Brent Smith; CPA CFO and Treasurer Joined Main Street group in 2014 Previously CFO with publicly-traded oilfield services company Prior experience with a Big 5 Accounting Firm and a publicly-traded financial consulting firm

Post-IPO Ordinary and Capital Gain Dividends 2007 – YTD 2016 MAIN’s unique investment strategy increases the tax efficiency of the dividends paid to our shareholders A percentage of the amount reported in a shareholder’s Form 1099-DIV includes the January dividend paid in the following year for tax years 2011-2015; those percentages are 9% for 2011 and 2012, 6% for 2013 and 7% for 2014 and 2015 Calculated based on (a) average quarter-end stock prices, (b) assumed long-term capital gains tax rate of i) 15% for pre-2013 periods and ii) 20% thereafter, and (c) assumed ordinary tax rate of 39.6% Estimated based upon dividends which have been paid or declared as of May 6, 2016. These percentages do not represent projections for the full year 2016 and are subject to change as additional dividends are declared and upon finalization of the tax treatment of Main Street’s 2016 distributions. Capital gain & qualified dividends Ordinary income dividends ($ in millions) (1) (1) (1) After-tax Yield Hypo: 100% ordinary income (2) MAIN actual (2) % Difference 8.6% 7.0% 6.0% 5.5% 4.5% 5.8% 5.2% 5.6% 3.7% 7.4% 6.7% 5.6% 4.9% 3.8% 5.3% 4.9% 5.4% 3.3% 16.3% 4.9% 7.3% 10.6% 18.7% 9.7% 6.0% 4.1% 12.0% (3) (1)

Post-IPO Dividend Track Record – Sustainable Growth Cumulative dividends paid or declared from October 2007 IPO (at $15.00 per share) through Q3 2016 equal $17.78 per share(1) Recurring monthly dividend has never been decreased and has shown meaningful (64%) growth since IPO MAIN began paying supplemental dividends in January 2013, providing additional return to our shareholders MAIN began paying dividends monthly instead of quarterly in Q4 2008 Based upon dividends which have been paid or declared as of May 5, 2016 SP Represents supplemental dividends paid and declared to be paid as of May 6, 2016 Quarterly Dividends Per Share (1) 2007

Post-IPO TTM Dividends Per Share – Sustainable Growth MAIN’s trailing twelve month (“TTM”) dividends per share, including the supplemental dividends paid and declared, have grown by 81% since December 31, 2010 Based upon the current annualized monthly dividends for the first quarter of 2016 and supplemental dividends paid in December 2015, the annual effective yield on MAIN’s stock is 8.8%(3), or 7.0%(3) if the supplemental dividends are excluded Based upon dividends which have been paid or declared as of May 6, 2016 Includes supplemental dividends paid or declared to be paid as of May 6, 2016, as applicable, for each TTM period Based upon the closing market price of $30.87 on May 5, 2016 TTM Dividends Per Share (2) (1) $1.00 $1.25 $1.50 $1.75 $2.00 $2.25 $2.50 $2.75 Q3 Q4 Q1 Q2 Q3 Q4 Q1 Q2 Q3 Q4 Q1 Q2 Q3 Q4 Q1 Q2 Q3 Q4 Q1 Q2 Q3 Q4 Q1 Q2 Q3 Q4 Q1 Q2 Q3 Q4 Q1 Q2 Q3 2008 2009 2010 2011 2012 2013 2014 2015 2016 Regular Dividends Supplemental Dividends

Total Investment Portfolio Primarily includes complementary LMM debt and equity investments and Middle Market debt investments Total investment portfolio at fair value consists of approximately 47% LMM / 32% Middle Market / 15% Private Loan / 6% Other(1) Portfolio investments 198 LMM, Middle Market and Private Loan portfolio companies Average investment size of $8.2 million Largest individual portfolio companies represent 3.5%(2) of total investment income and 3.0% of total portfolio fair value (most investments are less than 1%) Six non-accrual investments, which represent 0.5% of the total investment portfolio at fair value and 3.8% at cost. Weighted average yield of 9.9% Significant diversification Diversity provides structural protection to investment portfolio, revenue sources, income, cash flows and dividends Issuer Industry Transaction type Other includes MSC Adviser I, LLC, MAIN’s External Investment Advisor Based upon total investment income for the trailing twelve month period ended March 31, 2016 Geography End markets Vintage

Total Portfolio by Industry (as a Percentage of Cost) (1) Excluding MAIN’s Other Portfolio investments and the External Investment Manager, as described in MAIN’s public filings, which represent approximately 5% of the total portfolio Hotels, Restaurants & Leisure, 8% Energy Equipment & Services, 7% Machinery, 6% Media, 6% IT Services, 5% Construction & Engineering, 5% Software, 4% Electronic Equipment, Instruments & Components, 4% Specialty Retail, 4% Health Care Providers & Services, 4% Internet Software & Services, 4% Diversified Consumer Services, 3% Commercial Services & Supplies, 3% Health Care Equipment & Supplies, 3% Diversified Telecommunication Services, 3% Diversified Financial Services, 3% Auto Components, 3% Food Products, 2% Oil, Gas & Consumable Fuels, 2% Building Products, 2% Pharmaceuticals, 2% Professional Services, 2% Road & Rail, 1% Consumer Finance, 2% Leisure Equipment & Products, 1% Air Freight & Logistics, 1% Aerospace & Defense, 1% Distributors, 1% Other, 8%

LBO/MBO Acquisition Recapitalization/ Refinancing Diversified Total Portfolio (as a Percentage of Cost) (1) Invested Capital by Transaction Type Invested Capital by Geography (2) 15% 19% 33% 14% 19% Excluding MAIN’s Other Portfolio investments and the External Investment Manager, as described in MAIN’s public filings, which represent approximately 5% of the total portfolio Excluding any MAIN investments headquartered outside the U.S., which represent approximately 4% of the total portfolio Growth Capital 17% 32% 40% 11%

LMM Investment Portfolio 72 portfolio companies / $860.7 million in fair value 47% of total investment portfolio at fair value Debt yielding 12.4% (71% of LMM portfolio at cost) 92% of debt investments have first lien position 84% of debt investments earn fixed-rate, monthly interest Over 800 basis point net interest margin vs. “matched” fixed interest rate on SBIC debentures Equity in 96% of LMM portfolio companies representing 35% average ownership position (29% of LMM portfolio at cost) Opportunity for fair value appreciation, capital gains and cash dividend income Approximately 67% of LMM companies(1) with direct equity investment are currently paying dividends Fair value appreciation of equity investments supports Net Asset Value per share growth Lower multiple entry valuations, lower cost basis Over $166 million, or approximately $3.27 per share, of cumulative pre-tax net unrealized appreciation at March 31, 2016 LMM Investment Portfolio consists of a diversified mix of secured debt and lower basis equity investments Includes the LMM companies which (a) MAIN is invested in direct equity and (b) are treated as flow-through entities for tax purposes

LMM Investment Portfolio Median LMM portfolio credit statistics: Senior leverage of 2.7x EBITDA to MAIN debt position 3.0x EBITDA to senior interest coverage Total leverage of 2.9x EBITDA including debt junior in priority to MAIN Free cash flow de-leveraging improves credit metrics and increases equity appreciation Average investment size of $9.6 million (less than 1% of total investment portfolio) Opportunistic, selective posture toward new investment activity over the economic cycle High quality, seasoned LMM portfolio Total LMM portfolio investments at fair value equals 124% of cost Equity component of LMM portfolio at fair value equals 199% of cost Majority of LMM portfolio has de-leveraged and experienced equity appreciation LMM Investment Portfolio is a pool of high quality, seasoned assets with attractive risk-adjusted return characteristics

LMM Portfolio by Industry (as a Percentage of Cost) Energy Equipment & Services, 14% Machinery, 10% Hotels, Restaurants & Leisure, 8% Construction & Engineering, 7% Electronic Equipment, Instruments & Components, 5% Specialty Retail, 5% Software, 5% Internet Software & Services, 5% Diversified Telecommunication Services, 5% Diversified Financial Services, 4% Road & Rail, 4% Health Care Equipment & Supplies, 4% Consumer Finance, 4% Diversified Consumer Services, 3% Commercial Services & Supplies, 3% IT Services, 2% Professional Services, 2% Health Care Providers & Services, 2% Air Freight & Logistics, 2% Auto Components, 1% Chemicals, 1% Building Products, 1% Paper & Forest Products, 1% Other, 2%

Acquisition LBO/MBO Growth Capital Recapitalization/ Refinancing Diversified LMM Portfolio (as a Percentage of Cost) Invested Capital by Geography 17% 11% 52% 13% 7% Invested Capital by Transaction Type 6% 34% 35% 25%

Security Position on Debt Capital as a Percentage of Cost LMM Portfolio Attributes Reflect Investment Strategy High yielding secured debt investments coupled with significant equity participation = Attractive risk-adjusted returns Weighted Average Effective Yield = 12.4% Average Fully Diluted Equity Ownership = 35% Fully Diluted Equity Ownership % 1st Lien 2nd Lien 1.0% – 24.9% 25.0% and greater 55% 45% 92% 8%

10% Current Interest 14% Current Interest N/A – Floating Interest Rate (2) Term and Total Interest Coupon of Existing LMM Debt Investments Original Term Total Interest Coupon (1) 11% Current Interest 18% Current Interest 13% Current Interest <10% Current Interest 12% Current Interest Interest coupon excludes amortization of deferred upfront fees, original issue discount and exit fees Floating interest rates generally include contractual minimum “floor” rates Effective yield includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non accrual status Debt Investments generally have a 5-Year Original Term and ~2.7 Year Weighted Average Remaining Duration; Weighted Average Effective Yield of 12.4% on Debt Portfolio(3) 15% Current Interest 5 years 89% 8% 3 3% % < 5 years > 5 years 1% 5% 4% 18% 31% 13% 8% 3% 17%

Middle Market Investment Portfolio 84 investments / $579.5 million in fair value 32% of total investment portfolio at fair value Average investment size of $7.6 million (less than 1% of total portfolio) More relative investment liquidity compared to LMM 91% of Middle Market debt investments bear interest at floating rates(1), providing matching with MAIN’s floating rate credit facility Weighted average yield of 8.1%, representing a greater than 500 basis point net interest margin vs. “matched” floating rate on the MAIN credit facility Opportunity for yields to be positively impacted by rising interest rates due to floating rate nature of investments (91% floating rate) Middle Market Investment Portfolio provides a diversified mix of investments and sources of income to complement the LMM Investment Portfolio 100% of floating interest rates on Middle Market debt investments are subject to contractual minimum “floor” rates

Middle Market Portfolio by Industry (as a Percentage of Cost) IT Services, 10% Media, 7% Food Products, 6% Oil, Gas & Consumable Fuels, 5% Auto Components, 5% Specialty Retail, 5% Internet Software & Services, 5% Commercial Services & Supplies, 4% Hotels, Restaurants & Leisure, 4% Construction & Engineering, 4% Software, 4% Health Care Providers & Services, 4% Building Products, 3% Energy Equipment & Services, 3% Professional Services, 3% Aerospace & Defense, 3% Diversified Consumer Services, 2% Diversified Financial Services, 2% Electronic Equipment, Instruments & Components, 2% Health Care Equipment & Supplies, 2% Diversified Telecommunication Services, 2% Internet & Catalog Retail, 2% Marine, 2% Leisure Equipment & Products, 2% Tobacco, 2% Household Durables, 1% Textiles, Apparel & Luxury Goods, 1% Containers & Packaging, 1% Pharmaceuticals, 1% Capital Markets, 1% Other, 2%

LBO/MBO Acquisition Recapitalization/ Refinancing Diversified Middle Market Investments (as a Percentage of Cost) Invested Capital by Transaction Type Invested Capital by Geography (1) 12% 24% 20% 10% 34% Excluding any MAIN investments headquartered outside the U.S., which represent approximately 10% of the Middle Market portfolio 19% 35% 46%

Main Street Capital Corporation Investor Presentation Financial Overview 1st Quarter – 2016

MAIN Financial Performance Total Investment Income ($ in millions) Distributable Net Investment Income ($ in millions) Year over Year Growth Year over Year Growth 37% 29% 50% 29% 17% 25% 21% 16%(1) 13%(1) 14% (1) Reflects year-to-date March 31, 2016 performance compared with year-to-date March 31, 2015 performance $66.2 $90.5 $116.5 $140.8 $164.6 $42.0 2011 2012 2013 2014 2015 YTD Mar 31,2016 $0.0 $20.0 $40.0 $60.0 $80.0 $100.0 $120.0 $140.0 $160.0 $180.0 $41.3 $61.9 $79.6 $99.8 $113.3 $28.8 2011 2012 2013 2014 2015 YTD Mar 31, 2016 $0.0 $20.0 $40.0 $60.0 $80.0 $100.0 $120.0 $140.0

Long-Term Portfolio and DNII Per Share Growth Since 2007, MAIN has accretively grown Portfolio Investments by 1620%, (or by 203% on a per share basis) and Distributable Net Investment Income (“DNII”) per share by 208% ($ in millions, except per share data) (1) (1) DNII per share for the trailing twelve month period ended March 31, 2016 $105.7 $127.0 $159.2 $408.1 $658.1 $924.4 $1,286.2 $1,563.3 $1,800.0 $1,818.1 $0.76 $1.19 $1.02 $1.25 $1.77 $2.09 $2.17 $2.29 $2.31 $2.34 $0.00 $0.20 $0.40 $0.60 $0.80 $1.00 $1.20 $1.40 $1.60 $1.80 $2.00 $2.20 $2.40 $2.60 $2.80 2007 2008 2009 2010 2011 2012 2013 2014 2015 March 31, 2016 $0.0 $200.0 $400.0 $600.0 $800.0 $1,000.0 $1,200.0 $1,400.0 $1,600.0 $1,800.0 $2,000.0 $2,200.0 $2,400.0 DNII per share Portfolio Investments Portfolio Investments DNII per Share

MAIN Maintains a Significant Operating Cost Advantage Efficient and leverageable operating structure MAIN’s internally managed operating structure provides significant operating leverage and greater returns for our shareholders (1) Total operating expenses, including non-cash share based compensation expense and excluding interest expense (2) For the trailing twelve month period ended March 31, 2016 Other BDCs includes dividend paying BDCs that have been publicly-traded for at least two years and have total assets greater than $500 million; specifically includes: AINV, ARCC, BKCC, FSC, GBDC, HTGC, MCC, NMFC, PNNT, PSEC, SLRC, TAXI, TCAP, TCPC, TCRD and TICC Calculation represents the average for the companies included in the group and is based upon the trailing twelve month period ended December 31, 2015 as derived from each company’s SEC filings Source: SNL Financial. Calculation represents the average for the trailing twelve month period ended December 31, 2015 and includes commercial banks with a market capitalization between $125 million and $2 billion MAIN (2) Other BDCs (3)(4) Commercial Banks (5) Operating Expenses as a Percentage of Total Assets(1) 0.0% 0.5% 1.0% 1.5% 2.0% 2.5% 3.0% 3.5% 4.0%

Operational Efficiencies of MAIN Cost Structure Average quarterly total assets for the trailing twelve month period ended March 31, 2016 Operating Expenses for the trailing twelve month period ended March 31, 2016, including non-cash share based compensation expense and excluding interest expense Weighted average shares outstanding for the trailing twelve month period ended March 31, 2016 Average BDC Group includes dividend paying BDCs that have been publicly-traded for at least two years and have total assets greater than $500 million; specifically includes three internally managed BDCs, HTGC, TAXI, and TCAP, and the Externally Managed BDC Group noted below Externally Managed BDC Group includes dividend paying externally managed BDCs that have been publicly-traded for at least two years and have total assets greater than $500 million; specifically includes: AINV, ARCC, BKCC, FSC, GBDC, MCC, NMFC, PNNT, PSEC, SLRC, TCPC, TCRD and TICC Calculation represents the average for the companies included in footnotes (4) and (5) and is based upon the trailing twelve month period ended December 31, 2015 as derived from each company’s SEC filings Based upon Net Investment Income (NII) per share for the trailing twelve month period ended March 31, 2016 Value of a Hypothetical $1,000 Investment with a 10% gross annual return, 0.5 to 1 leverage at 4% cost of debt capital, and an externally managed cost structure (3.20%) vs. the MAIN cost structure (1.38%) Value in 5 Years Value in 10 Years Value in 20 Years Externally Managed Operating Structure $1,483 $2,199 $4,837 MAIN Operating Structure $1,680 $2,822 $7,961 % Difference 13% 28% 65% ($ and shares in thousands, except per share data) MAIN Average BDCs Average Externally Managed BDCs Hypothetical MAIN Fund Externally Managed Average Total Assets $1,891,224 (1) $2,290,941 (4)(6) $2,587,814 (5)(6) $1,891,224 (1) Total Operating Expenses $26,167 (2) $60,519 Operating Expenses as a % of Total Assets 1.38% 3.17% (4)(6) 3.20% (5)(6) 3.20% Hypothetical MAIN Fund with Externally Managed Operating Structure $60,519 MAIN Operating Expenses 26,167 (2) Annual Impact to MAIN Net Investment Income ("NII") $34,352 MAIN Weighted Average Shares Outstanding 50,175 (3) Annual Impact to MAIN NII Per Share $0.68 % of MAIN NII Per Share 31% (7)

Percent change is based upon impact on Net Increase in Net Assets NM – Not Measurable / Not Meaningful MAIN Income Statement Summary Q1 16 vs. Q1 15 ($ in 000's) Q1 15 Q2 15 Q3 15 Q4 15 Q1 16 % Change(1) Total Investment Income $ 37,179 $ 41,308 $ 42,608 $ 43,493 $ 42,006 13% Expenses: Interest Expense (7,796) (7,657) (8,302) (8,360) (8,182) -5% G&A Expense (4,629) (4,771) (4,794) (4,944) (5,071) -10% Distributable Net Investment Income (DNII) 24,754 28,880 29,512 30,189 28,753 16% DNII Margin % 66.6% 69.9% 69.3% 69.4% 68.4% Share-based compensation (1,263) (1,679) (1,651) (1,669) (1,589) -26% Net Investment Income 23,491 27,201 27,861 28,520 27,164 16% Net Realized Gain (Loss) (2,120) (5,573) (1,343) (12,279) 13,603 NM Net Unrealized Appreciation (Depreciation) 13,762 15,698 (9,087) (10,380) (26,218) NM Income Tax Benefit (Provision) 291 3,476 3,237 1,682 2,263 NM Net Increase in Net Assets $ 35,424 $ 40,802 $ 20,668 $ 7,543 $ 16,812 -53%

MAIN Per Share Change in Net Asset Value (NAV) Includes accretive impact of shares issued in DRIP. Includes differences in weighted average shares utilized for calculating changes in NAV during the period and actual shares outstanding utilized in computing ending NAV and other minor changes. Certain fluctuations in per share amounts are due to rounding differences between quarters. ($ per share) Q1 15 Q2 15 Q3 15 Q4 15 Q1 16 Beginning NAV $ 20.85 $ 21.87 $ 21.84 $ 21.79 $ 21.24 Distributable Net Investment Income 0.54 0.58 0.59 0.60 0.57 Share-Based Compensation Expense (0.03) (0.03) (0.03) (0.03) (0.03) Net Realized Gain (Loss) (0.05) (0.11) (0.03) (0.24) 0.27 Net Unrealized Appreciation (Depreciation) 0.30 0.31 (0.18) (0.21) (0.52) Income Tax Benefit (Provision) 0.01 0.07 0.06 0.03 0.04 Net Increase in Net Assets 0.77 0.82 0.41 0.15 0.33 Regular Monthly Dividends to Shareholders (0.51) (0.53) (0.53) (0.54) (0.54) Supplemental Dividends to Shareholders - (0.28) - (0.28) - Accretive Impact of Stock Offerings(1) 0.73 0.04 0.02 0.07 0.08 Other (2) 0.03 (0.08) 0.05 0.05 0.07 Ending NAV $ 21.87 $ 21.84 $ 21.79 $ 21.24 $ 21.18 Weighted Average Shares 46,080,204 49,883,321 50,036,776 50,229,465 50,846,000

MAIN Balance Sheet Summary (1) Includes adjustment to the face value of Main Street Capital II, LP (“MSC II”) Small Business Investment Company (“SBIC”) debentures pursuant to the fair value method of accounting elected for such MSC II SBIC borrowings. Total face value of SBIC debentures at March 31, 2016 was $225 million. ($ in 000's, except per share amounts) Q1 15 Q2 15 Q3 15 Q4 15 Q1 16 LMM Portfolio Investments $ 778,301 $ 809,256 $ 856,371 $ 862,710 $ 860,746 Middle Market Portfolio Investments 627,762 656,477 669,519 586,899 579,544 Private Loan Investments 247,742 236,247 252,366 248,313 271,338 Other Portfolio Investments 58,679 58,442 56,873 74,801 78,651 External Investment Adviser 24,840 29,930 32,305 27,273 27,792 Marketable Securites and Idle Funds 9,948 8,850 4,583 3,693 1,519 Cash and Cash Equivalents 22,015 41,592 35,295 20,331 17,223 Other Assets 61,682 48,912 48,055 54,908 64,337 Total Assets $ 1,830,969 $ 1,889,706 $ 1,955,367 $ 1,878,928 $ 1,901,150 Credit Facility $ 164,000 $ 226,000 $ 346,000 $ 291,000 $ 306,000 SBIC Debentures(1) 223,474 223,553 223,604 223,660 223,806 Notes Payable 265,810 265,810 265,740 265,738 265,655 Other Liabilities 93,792 83,527 29,042 27,636 28,691 Net Asset Value (NAV) 1,083,893 1,090,816 1,090,981 1,070,894 1,076,998 Total Liabilities and Net Assets $ 1,830,969 $ 1,889,706 $ 1,955,367 $ 1,878,928 $ 1,901,150 Total Portfolio Fair Value as % of Cost 109% 109% 108% 108% 106% Common Stock Price Data: High Close $ 31.47 $ 32.59 $ 33.08 $ 32.28 $ 31.46 Low Close 27.87 30.47 26.38 27.69 26.35 Quarter End Close 30.90 31.91 26.66 29.08 31.35

MAIN Liquidity and Capitalization As of March 31, 2016, MAIN’s credit facility had $555.0 million in total commitments with an accordion feature to increase up to $750.0 million. Borrowings under this facility are available to provide additional liquidity for investment and operational activities. Includes adjustment to the face value of MSC II SBIC debentures pursuant to the fair value method of accounting elected for such MSC II SBIC borrowings. Total par value of SBIC debentures at March 31, 2016 was $225.0 million. SBIC Debentures are not included as “senior debt” for purposes of the BDC 200% asset coverage requirements pursuant to exemptive relief received by MAIN. Debt to NAV Ratio is calculated based upon the face value of debt. Non-SBIC Debt to NAV Ratio is calculated based upon the face value of debt. Net debt in this ratio includes par value of debt less cash and cash equivalents and marketable securities and idle funds investments. (6) DNII + interest expense / interest expense on a trailing twelve month basis. ($ in 000's) Q1 15 Q2 15 Q3 15 Q4 15 Q1 16 Cash and Cash Equivalents $ 22,015 $ 41,592 $ 35,295 $ 20,331 $ 17,223 Marketable Securities and Idle Funds 9,948 8,850 4,583 3,693 1,519 Total Liquidity $ 31,963 $ 50,442 $ 39,878 $ 24,024 $ 18,742 Credit Facility(1) $ 164,000 $ 226,000 $ 346,000 $ 291,000 $ 306,000 SBIC Debentures(2) 223,474 223,553 223,604 223,660 223,806 Notes Payable 265,810 265,810 265,740 265,738 265,655 Net Asset Value (NAV) 1,083,893 1,090,816 1,090,981 1,070,894 1,076,998 Total Capitalization $ 1,737,177 $ 1,806,179 $ 1,926,325 $ 1,851,292 $ 1,872,459 Debt to NAV Ratio(3) 0.60 to 1.0 0.66 to 1.0 0.77 to 1.0 0.73 to 1.0 0.74 to 1.0 Non-SBIC Debt to NAV Ratio(4) 0.40 to 1.0 0.45 to 1.0 0.56 to 1.0 0.52 to 1.0 0.53 to 1.0 Net Debt to NAV Ratio(5) 0.58 to 1.0 0.61 to 1.0 0.73 to 1.0 0.71 to 1.0 0.72 to 1.0 Interest Coverage Ratio(6) 4.94 to 1.0 4.79 to 1.0 4.61 to 1.0 4.53 to 1.0 4.61 to 1.0

Stable, Long-Term Leverage – Significant Unused Capacity MAIN maintains a conservative capital structure, with limited overall leverage and low cost, long-term debt (1) As of March 31, 2016, MAIN’s credit facility had $555.0 million in total commitments; MAIN’s credit facility includes an accordion feature which could increase total commitments up to $750.0 million. The Credit Facility contains two, one-year extension options which could extend the final maturity for up to two additional years. September 30, 2012 Facility Interest Rate Maturity Principal Drawn SBIC Debentures (1) ~4.2% fixed 2013 - 2020 (weighted average duration = 6.3 years) $209 million $572.5 million Credit Facility (2) L+200 bps floating September 2014 (subject to annual extensions) $218 million March 31, 2015 Facility Interest Rate Maturity Principal Drawn $555.0 million Credit Facility (1) L+1.875% floating (2.3% as of March 31, 2016) September 2020(2) (fully revolving until maturity) $306.0 million Notes Payable 4.50% fixed Redeemable at MAIN's option at any time, subject to certain make whole provisions; Matures December 2019 $175.0 million Notes Payable 6.125% fixed Redeemable at MAIN's option at any time beginning April 2018; Matures April 2023 $90.7 million . SBIC Debentures 4.2% fixed (weighted average) Various dates between 2017 - 2024 (weighted average duration = 5.3 years) $225.0 million

Based upon outstanding balance as of March 31, 2016; total commitments at March 31, 2016 were $555.0 million. Issued in April 2013; redeemable at MAIN’s option beginning April 2018 Issued in November 2014; redeemable at MAIN’s option at any time, subject to certain make whole provisions. MAIN (2) Internally Managed BDC’s (3)(5) Externally Managed BDC’s (4)(5) Long-term Duration of Debt Obligations MAIN’s conservative capital structure provides long-term access to attractively-priced and structured debt facilities Allows for investments in assets with long-term holding periods / illiquid positions and greater yields and overall returns Provides downside protection and liquidity through economic cycles Allows MAIN to be opportunistic during periods of economic uncertainty (1) (2) (3) $306.0 $15.0 $10.2 $20.0 $55.0 $40.0 $5.0 $16.0 $63.8 $90.7 $175.0 0 50 100 150 200 250 300 350 400 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 (in millions) Credit Facility (1) SBIC debentures 6.125% Notes (2) 4.50% Notes (3)

Positive Impact from Rising Interest Rates Basis Point Increase in Interest Rate Increase in Interest Income Increase in Interest Expense(2) Increase (Decrease) in Net Investment Income Increase (Decrease) in Net Investment Income per Share(4) 50 $ 1,038 $ (1,530) $ (492) $ (0.01) 100 4,932 (3,060) 1,872 0.04 150 9,256 (4,590) 4,666 0.09 200 13,579 (6,120) 7,459 0.15 300 22,226 (9,180) 13,046 0.26 400 30,889 (12,240) 18,649 0.37 500 39,567 (15,330) 24,267 0.48 The following table illustrates the approximate annual increase in the components of MAIN’s net investment income due to hypothetical increases in interest rates(1) (dollars in thousands): MAIN’s capital structure and investment portfolio provides downside protection and the opportunity for significant benefits from a rising interest rate environment 62% of MAIN’s outstanding debt obligations have fixed interest rates(3), limiting the increase in interest expense 61% of MAIN debt investments bear interest at floating rates(3), the majority of which contain contractual minimum index rates, or “interest rate floors” (which average approximately 110 basis points (bps))(3) Provides MAIN the opportunity to achieve significant increases in net investment income if interest rates rise more than 100 bps Amount of potential decrease in net investment income is limited Assumes no changes in the portfolio investments or outstanding revolving credit facility borrowings existing as of March 31, 2016 The hypothetical increase in interest expense would be impacted by the changes in the amount of debt outstanding under our revolving credit facility, with interest expense (increasing) decreasing as the debt outstanding under our revolving credit facility increases (decreases) As of March 31, 2016 Per share amount is calculated using shares outstanding as of March 31, 2016

Significant Management Ownership / Investment Significant ownership by MAIN’s management team, coupled with internally managed structure, provides alignment of interest between MAIN’s management and our shareholders Includes members of MAIN’s executive and senior management team and the members of MAIN’s Board of Directors. Includes 973,626 shares, or approximately $20.7 million, purchased by management as part of, or subsequent to, the MAIN IPO, including 17,003 shares, or approximately $0.5 million, purchased in the quarter ended March 31, 2016. Based upon closing market price of $31.35/share on March 31, 2016. # of Shares (2) Market Value March 31, 2016 (3) Management (1) 2,879,281 $90,265,459

Notes: Assumes dividends reinvested on date paid The Main Street Peer Group includes all BDCs that have been publicly-traded for at least one year and that have total assets greater than $500 million; specifically includes: ACAS, AINV, ARCC, BKCC, CPTA, FSC, FSFR, FSIC, GAIN, GBDC, HTGC, MCC, MVC, NMFC, PNNT, PSEC, SLRC, TAXI, TCAP, TCPC, TCRD, TICC, and TSLX Main Street Peer Group is equal weighted Indexed as of October 5, 2007 and last trading date is March 31, 2016 Consistent market outperformance through various economic cycles MAIN Total Return Performance Since IPO Recessionary Period 0 1 / 2 0 0 8 0 4 / 2 0 0 8 0 7 / 2 0 0 8 1 0 / 2 0 0 8 0 1 / 2 0 0 9 0 4 / 2 0 0 9 0 7 / 2 0 0 9 1 0 / 2 0 0 9 0 1 / 2 0 1 0 0 4 / 2 0 1 0 0 7 / 2 0 1 0 1 0 / 2 0 1 0 0 1 / 2 0 1 1 0 4 / 2 0 1 1 0 7 / 2 0 1 1 1 0 / 2 0 1 1 0 1 / 2 0 1 2 0 4 / 2 0 1 2 0 7 / 2 0 1 2 1 0 / 2 0 1 2 0 1 / 2 0 1 3 0 4 / 2 0 1 3 0 7 / 2 0 1 3 1 0 / 2 0 1 3 0 1 / 2 0 1 4 0 4 / 2 0 1 4 0 7 / 2 0 1 4 1 0 / 2 0 1 4 0 1 / 2 0 1 5 0 4 / 2 0 1 5 0 7 / 2 0 1 5 1 0 / 2 0 1 5 0 1 / 2 0 1 6 $0 $0 $20 $20 $40 $40 $60 $60 $80 $80 $100 $100 $120 $120 $140 $140 $160 $160 $180 $180 $200 $200 $220 $220 $240 $240 $260 $260 $280 $280 $300 $300 $320 $320 $340 $340 $360 $360 $380 $380 $400 $400 $420 $420 $440 $440 $460 $460 $480 $480 MAIN (361.6%) Main Street Peer Group (87.7%) S&P 500 (60.9%) Russell 2000 (50.8%) KBW Regional Bank Index (-15.5%)

Executive Summary Unique focus on under-served Lower Middle Market Inefficient asset class with less competition Unique market opportunity with attractive risk-adjusted returns Generally first lien, senior secured debt investments plus meaningful equity participation Invest in complementary interest-bearing Middle Market and Private Loan debt investments Lower risk / more liquid asset class Opportunity for consistent investment activity Generally first lien, senior secured debt investments Efficient internally managed operating structure drives greater shareholder returns Alignment of management and our shareholders The lowest operating cost structure in the BDC industry Favorable operating cost comparison to other yield oriented investment options Attractive, recurring monthly dividend yield and historical net asset value per share growth Periodic increases in monthly dividends coupled with meaningful semi-annual supplemental dividends Increase in net asset value per share creates opportunity for stock price appreciation Strong liquidity and stable capitalization for sustainable growth Highly invested management team with successful track record Niche investment strategy with lower correlation to broader debt / equity markets

MAIN Corporate Data Board of Directors Michael Appling, Jr. Chief Executive Officer TnT Crane & Rigging Joseph E. Canon Executive Director Dodge Jones Foundation Vincent D. Foster Chairman & Chief Executive Officer Main Street Capital Corporation Arthur L. French Retired Chief Executive Officer /Executive J. Kevin Griffin SVP, Financial Planning & Analysis Novant Health, Inc. John E. Jackson President & Chief Executive Officer Spartan Energy Partners, LP Brian E. Lane Chief Executive Officer & President Comfort Systems USA Stephen B. Solcher SVP, Finance and Operations & Chief Financial Officer BMC Software Executive Officers Vincent D. Foster, Chairman & Chief Executive Officer Dwayne L. Hyzak President, Chief Operating Officer & Senior Managing Director Curtis L. Hartman Vice Chairman, Chief Credit Officer & Senior Managing Director David L. Magdol Vice Chairman, Chief Investment Officer & Senior Managing Director Brent D. Smith Chief Financial Officer & Treasurer Rodger A. Stout Executive Vice President Jason B. Beauvais SVP, General Counsel, Secretary & Chief Compliance Officer Shannon D. Martin Chief Accounting Officer Research Coverage Vernon C. Plack BB&T Capital Markets (804) 780-3257 Mitchel Penn Janney Montgomery Scott (410) 583-5976 Mickey M. Schleien Ladenburg Thalmann (305) 572-4131 Christopher Nolan FBR & Co. (646) 412-7690 Christopher R. Testa National Securities (212) 417-7447 Robert J. Dodd Raymond James (901) 579-4560 Jason Arnold RBC Capital Markets, LLC (415) 633-8594 Bryce Rowe Robert W. Baird & Co. (804) 447-8019 Douglas Mewhirter SunTrust Robinson Humphrey (404) 926-5745 Merrill Ross Wunderlich Securities, Inc. (901) 251-2233 Corporate Headquarters 1300 Post Oak Blvd, 8th Floor Houston, TX 77056 Tel: (713) 350-6000 Fax: (713) 350-6042 Independent Registered Public Accounting Firm Grant Thornton, LLP Houston, TX Corporate Counsel Sutherland, Asbill & Brennan, LLP Washington D.C. Securities Listing Common Stock – NYSE: MAIN 6.125% Notes – NYSE: MSCA Transfer Agent American Stock Transfer & Trust Co. Tel: (212) 936-5100 www.amstock.com Investor Relation Contacts Dwayne L. Hyzak President & Chief Operating Officer Brent D. Smith Chief Financial Officer Tel: (713) 350-6000 Ken Dennard Jenny Zhou Dennard Lascar Associates, LLC Tel: (773) 599-3745 Investment Committee Vincent D. Foster, Chairman & CEO Curtis L. Hartman, VC, CCO & SMD Dwayne L. Hyzak, President, COO & SMD David L. Magdol, VC, CIO & SMD Credit Committee Vince D. Foster, Chairman & CEO Curtis L. Hartman, VC, CCO & SMD Rodger A. Stout, EVP Please visit our website at www.mainstcapital.com for additional information